Income Taxes - Schedule of of Income Tax Credit (Expense) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred income tax benefit (expense)	$ 4,099	$ (15,040)	$ 949
Current tax expense	(4,465)	(4)	(1,422)
Total	$ (366)	$ (15,044)	$ (473)